Income Taxes (Schedule Of Change In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pacific Gas And Electric Company [Member]
Balance at beginning of year	$ 714	$ 673	$ 75
Additions for tax position taken during a prior year	2	27	4
Reductions for tax position taken during a prior year	(198)	(20)	(3)
Additions for tax position taken during the current year	3	89	624
Settlements	(15)	(55)	(27)
Balance at end of year	506	714	673
Utility [Member]
Balance at beginning of year	712	652	37
Additions for tax position taken during a prior year	2	27	4
Reductions for tax position taken during a prior year	(196)
Additions for tax position taken during the current year		87	623
Settlements	(15)	(54)	(12)
Balance at end of year	$ 503	$ 712	$ 652